Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to clients:

	2024 £’000	2023 £’000	2022 £’000
United Kingdom	£247,598	£309,365	£270,844
North America	241,652	258,112	228,112
Europe	191,206	182,551	138,005
RoW	60,300	44,705	17,796
Total	£740,756	£794,733	£654,757
The Group’s revenue by industry sector is as follows:

	2024 £’000	2023 £’000	2022 £’000
Payments and Financial Services	£351,956	£416,007	£331,842
TMT	169,227	173,927	163,534
Other	219,573	204,799	159,381
Total	£740,756	£794,733	£654,757
The Group’s revenue by contract type is as follows:

	2024 £’000	2023 £’000	2022 £’000
Time and materials contracts	£613,331	£646,237	£522,857
Fixed price contracts	127,425	148,496	131,900
Total	£740,756	£794,733	£654,757

Disclosure of revenue recognition periods	This revenue is expected to be recognised over the following time periods:

	2024 £’000	2023 £'000

Less than 1 year	79,288	64,838
1 to 2 years	33,867	17,758
2 to 3 years	18,014	11,823
More than 3 years	18,033	9,682
Total	£149,202	£104,101